Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000247942 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Global Equity ETF
Class Name	FPA Global Equity ETF
Trading Symbol	FPAG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA Global Equity ETF (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpag.fpa.com/. You can also request this information by contacting us at (800) 982-4372.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 982-4372
Additional Information Website	https://fpag.fpa.com/
Expenses [Text Block]	Fund Expenses (Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Global Equity ETF (FPAG)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The FPA Global Equity ETF (“Fund” or “FPAG”) gained 18.31%, net, in the trailing twelve months (“TTM”). The MSCI ACWI Index returned 17.27% for the same period. The Fund captured 106.0% of the MSCI ACWI’s return in the trailing twelve months. The Fund is managed according to FPA’s Contrarian Value Equity Strategy, which seeks to invest in companies that currently appear out of favor or undervalued but have a favorable outlook for growth in the portfolio manager’s estimation, over 5-10 years. The portfolio managers conduct deep research into the underlying financial condition and prospects of individual companies, and only select those whose securities are offered at a “substantial discount” to the portfolio managers’ estimation of the company’s worth or intrinsic value.
TOP PERFORMANCE CONTRIBUTORS[1]
Despite anxiety about Alphabet's future that has colored investors' views of the company, its stock price has increased approximately 70% since our initial purchases at inception of the Fund in 2021. Recent concerns include competitive threats in search, stemming from competing AI models, as well as antitrust scrutiny in the US and Europe. Additionally, there is an open question about the likely return on the billions spent on moonshot investments, among other issues. Its stock has risen 28% year-to-date and 57% since the end of Q1, when it was one of the Fund's larger performance detractors in the trailing-twelve-month period, mainly due to a judge's Q3 ruling that declined to force a breakup of Chrome and Android. While legal and competitive challenges persist, Alphabet continues to enhance its existing search offering with new AI features that have been well-received and are continually evolving. Meanwhile, YouTube is now the most-watched media outlet on the planet, with more than one trillion hours of video viewed, and arguably remains under monetized. Additionally, the company has been growing its cloud offering and the value of Waymo's leading self-driving technology is evident to those of us at FPA who have experienced its autonomous ride-share service. The Fund therefore continues to maintain a position in Alphabet, although we have sold some shares over time
Citigroup has improved its return on tangible equity (ROTE) compared to industry peers. In addition, regulatory changes in the US have increased the normal level of ROTE for US-based banks. The combination of a low starting valuation, demonstrated operating improvement, and an improved regulatory environment have resulted in strong share-price performance over the past twelve months.
JDE Peet’s is a pure-play coffee and tea company, with a presence in over 100 markets and a portfolio of 50+ brands. Following a period of material underperformance, JDE Peet’s changed management and agreed to be acquired by Keurig Dr. Pepper. The combination of improved management and agreement to sell the business led to strong performance over the past twelve months.
TOP PERFORMANCE DETRACTORS[1]
International Flavors & Fragrances (IFF) is a leading producer of ingredients for food, beverage, personal care, health, and household products industries. Its products are ubiquitous across many household staples, including the enzyme used in half of cold-water laundry detergents, another enzyme used in one-fifth of the global beer market, and one-third of yogurts use an IFF culture. IFF has faced challenges: its prior management was unfortunately reckless in capital allocation, making poor acquisitions and failing to manage its diverse global enterprise effectively. This transformed a high-margin, unlevered company into one with a lower margin and greater leverage. However, a new CEO has renewed the company's focus on being best-in-class operationally, with a smaller suite of products. IFF has sold some non-core assets, which has slightly decreased the firm's leverage and improved margins.
CarMax, the largest retailer of used cars in the US, has been a disappointment. We entered 2025 with hopes that an improved omnichannel offering in an improving used vehicle market would drive increased sales volumes, market share, and profit growth. Instead, we’ve watched management make a series of missteps. The company withdrew its 2030 unit sales targets at the beginning of the year, citing tariff-related uncertainty expected to have little impact five years from now—not particularly confidence-boosting, especially when their competitors retained their stated medium-term goals. Management mistakenly expected their strong fiscal first quarter to continue. They overbought inventory at elevated prices, which they were then forced to work through in the second quarter, causing them to lose market share. Investors have punished the company for its mistakes, and shares have declined by 47% year to date. Despite our disappointment in management's execution, the company's share price appears inexpensive to us. CarMax trades for roughly 12x forward consensus earnings and 1.1x tangible book value. The company also increased its share repurchase program, though we wish they would have held off on repurchases until the market was aware of the current disappointing news. We still believe that CarMax has built a differentiated used vehicle retail business, but operational execution needs significant improvement.
[1]  Company overviews reflects information about names in the top five performance contributors and detractors for the TTM. The company data and statistics referenced in this section are sourced from company press releases, investor presentations and financial disclosures unless otherwise noted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
FPA Global Equity ETF (FPAG) - NAV	18.31%	11.56%
MSCI AC World Index (Net)	17.27%	9.59%
1	FPA Global Equity ETF commenced operations on December 16, 2021.

Performance Inception Date	Dec. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://fpag.fpa.com/ for the most recent performance information.
Net Assets	$ 241,487,772
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 491,787
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$241,487,772
Total number of portfolio holdings	54
Total advisory fees paid (net)	$491,787
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	5.2%
Analog Devices, Inc.	4.9%
TE Connectivity PLC	4.7%
Citigroup, Inc.	4.5%
Comcast Corp. - Class A	3.8%
Alphabet, Inc. - Class C	3.8%
JDE Peet's N.V.	3.7%
Heineken Holding N.V.	3.6%
Alphabet, Inc. - Class A	3.6%
Safran S.A.	3.4%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Meta Platforms, Inc. - Class A	5.2%
Analog Devices, Inc.	4.9%
TE Connectivity PLC	4.7%
Citigroup, Inc.	4.5%
Comcast Corp. - Class A	3.8%
Alphabet, Inc. - Class C	3.8%
JDE Peet's N.V.	3.7%
Heineken Holding N.V.	3.6%
Alphabet, Inc. - Class A	3.6%
Safran S.A.	3.4%

Material Fund Change [Text Block]
Material Fund Changes
On December 1, 2024, the Adviser has voluntarily agreed to waive all of its fees, and pay all of the operating expenses until January 31, 2025. Prior to December 1, 2024, the Adviser had contractually agreed to limit the annual operating expenses to 0.49%.
Effective February 1, 2025, the Adviser has contractually agreed to limit the annual operating expenses to 0.49% until April 28, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://fpag.fpa.com.

Material Fund Change Expenses [Text Block]
On December 1, 2024, the Adviser has voluntarily agreed to waive all of its fees, and pay all of the operating expenses until January 31, 2025. Prior to December 1, 2024, the Adviser had contractually agreed to limit the annual operating expenses to 0.49%.
Effective February 1, 2025, the Adviser has contractually agreed to limit the annual operating expenses to 0.49% until April 28, 2026.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus, which is dated January 31, 2025 at https://fpag.fpa.com.
Updated Prospectus Web Address	https://fpag.fpa.com
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.